Related Party Transactions and Balances (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012 Tanker	Jun. 30, 2011	Jun. 30, 2012 FsoUnits Tanker	Jun. 30, 2011	Dec. 31, 2011	Mar. 08, 2011
Related Party Transactions and Balances (Textual) [Abstract]
Percentage of shares acquired in entity under common control						49.00%
Portion of Purchase price paid in cash						$ 175
Distributions made by acquired entity to non-controlling interest before acquisition						15
Private placement, amount issued						7.6
Percentage of proportionate interest in general partner						2.00%
Percentage of ownership in acquired entity after acquisition						100.00%
Historical book value of interest in acquired entity						128.0
Net amount of equity contributions (distributions)						258.3
Number of Conventional Tankers	6		6
Number of Shuttle Tankers	2		2
Number of FSO Units of Partnership	2		2
Number of Conventional Tankers with joint venture	2		2
Percentage of interest in joint venture			50.00%
Termination Fee Received	14.7		14.7
Reimbursement of costs incurred by general partner	0.1	0.3	0.4	0.5
Management Fees from Ship Management Services Provided by the Partnership	1.4	1.1	2.3	2.1
Due from affiliates total	7.8		7.8		6.1
Due to affiliates, total	$ 40.3		$ 40.3		$ 39.7